CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Allowance for doubtful accounts	$ 1,180,423	$ 1,161,955
Treasury stock, shares	63,248,150	44,511,050
Class A
Ordinary shares, par value	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	13,750,000,000	13,750,000,000
Ordinary shares, shares issued	3,092,501,391	2,845,646,241
Ordinary shares, shares outstanding	3,029,253,241	2,801,135,191
Class B
Ordinary shares, par value	$ 0.00001
Ordinary shares, shares authorized	250,000,000	250,000,000
Ordinary shares, shares issued	246,224,465	246,224,465
Ordinary shares, shares outstanding	246,224,465	246,224,465